SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2024	Jan. 26, 2024	Dec. 29, 2023	Jun. 06, 2023	Oct. 03, 2022	Feb. 29, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Jun. 29, 2023	Jun. 26, 2023	May 31, 2023	Oct. 25, 2022
Subsequent Event [Line Items]
Proceeds from Stock Options Exercised			$ 2,730,000
Gross proceeds from cash fee percentage					7.00%
Gross proceeds from management fee percentage					1.00%
Litigation Settlement, Amount Awarded to Other Party		$ 2,154,000
Estimated Litigation Liability								$ 2,211,000		$ 1,335,000
Loss Contingency, Receivable								1,100,000
Legal Fees								235,000
Gain (Loss) from Litigation Settlement								$ 1,111,000
[custom:AnnualBonus]	$ 99
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							1,685,682 [1]	3,816,689	[2]	782,495	[3]
Litigation Settlement [Member]
Subsequent Event [Line Items]
Payments for Legal Settlements		$ 1,100,000					$ 1,100,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross		1,005,965
Litigation Settlement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							1,005,965
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation Settlement, Amount Awarded to Other Party		$ 2,154,000
[custom:AnnualBonus]	99,000
Accrued Payroll Taxes, Current	$ 140					$ 140
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	77,500
Shares Issued, Price Per Share	$ 1.2684					$ 1.2684
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	79,567
Subsequent Event [Member] | Litigation Settlement [Member]
Subsequent Event [Line Items]
Payments for Legal Settlements		$ 1,100
Stock Issued During Period, Shares, Restricted Stock Award, Gross		1,005,965
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share	$ 1.25					$ 1.25
[custom:LItigationSttlementPercentage-0]														50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						79,567
Chief Executive Officer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								80,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 2.43
Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	130,000
Director [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	132,500
Shares Issued, Price Per Share	$ 1.2684					$ 1.2684
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.25
Preferred Investment Option Exercise Inducement Offers Letter [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			1,022,495	350,878
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price															$ 2.20
Shares Issued, Price Per Share				$ 2.075								$ 1.62	$ 3.19
[custom:StockIssuedDuringPeriodValuePurchaseAggregate]			1,685,682
Preferred Investment Option Exercise Inducement Offers Letter [Member] | H.C. Wainwright & Co. LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			84,284
Shares Issued, Price Per Share			$ 2.025
Gross proceeds from cash fee percentage			7.00%
Gross proceeds from management fee percentage			1.00%
[custom:StockIssuedDuringPeriodValueNonAccountableExpenses]			$ 60,000
[custom:ClearingFees]			$ 16,000
Inducement Investment Option [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share												$ 1.50

[1]	Net of issuance costs in the amount of $
[2]	Net of issuance costs in the amount of $
[3]	Net of issuance costs in the amount of $